Long-term Debt - Schedule of Debt (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Aug. 07, 2019
Debt Instrument [Line Items]
Drawn Amount			$ 45,000,000
Term Loans	$ 353,529,457	$ 368,229,303
Current portion of long-term debt	41,161,686	41,421,346
Long term debt	312,367,771	326,807,957
Total debt	353,529,457	368,229,303
Current portion of deferred finance charges	613,794	685,790
Deferred finance charges non-current	1,118,450	1,560,055
Total deferred finance charges	1,732,244	2,245,845
Total debt	353,529,457	368,229,303
Less: Total deferred finance charges	1,732,244	2,245,845
Total debt, net of deferred finance charges	351,797,213	365,983,458
Less: Current portion of long-term debt, net of current portion of deferred finance charges	40,547,892	40,735,556
Long term debt, net of deferred finance charges	$ 311,249,321	325,247,902
Term Loan 1 [Member]
Debt Instrument [Line Items]
Maturity Date	Dec. 18, 2023
Drawn Amount	$ 14,094,184
Term Loans	$ 9,694,184	11,894,184
Term Loan 4 [Member]
Debt Instrument [Line Items]
Maturity Date	Apr. 16, 2024
Drawn Amount	$ 11,000,000
Term Loans	$ 9,080,000	10,360,000
Term Loan 2 [Member]
Debt Instrument [Line Items]
Maturity Date	Mar. 01, 2024
Drawn Amount	$ 27,675,000
Term Loans	$ 18,600,000	21,900,000
Term Loan 20 [Member]
Debt Instrument [Line Items]
Maturity Date	Jul. 11, 2026
Drawn Amount	$ 22,230,000
Term Loans	$ 18,260,357	21,436,071
Term Loan 21 [Member]
Debt Instrument [Line Items]
Maturity Date	Dec. 29, 2022
Drawn Amount	$ 25,458,432
Term Loans	$ 13,701,816	18,237,048
Term Loan 3 [Member]
Debt Instrument [Line Items]
Maturity Date	Jul. 31, 2022
Drawn Amount	$ 50,225,000
Term Loans	$ 25,420,000	29,025,000
Term Loan 5 [Member]
Debt Instrument [Line Items]
Maturity Date	Dec. 18, 2023
Drawn Amount	$ 9,480,000
Term Loans	$ 7,880,000	8,680,000
Term Loan 6 [Member]
Debt Instrument [Line Items]
Maturity Date	Jan. 08, 2023
Drawn Amount	$ 20,925,000
Term Loans	$ 12,760,000	14,180,000
Term Loan 22 [Member]
Debt Instrument [Line Items]
Maturity Date	Jun. 30, 2023
Drawn Amount	$ 67,200,000
Term Loans	$ 43,635,000	47,595,000
Term Loan 23 [Member]
Debt Instrument [Line Items]
Maturity Date	Dec. 14, 2022
Drawn Amount	$ 22,400,000
Term Loans	$ 14,933,360	16,426,688
Term Loan 24 [Member]
Debt Instrument [Line Items]
Maturity Date	Sep. 03, 2021
Drawn Amount	$ 22,750,000
Term Loans	$ 14,218,750	15,843,750
Term Loan 10 [Member]
Debt Instrument [Line Items]
Maturity Date	Jul. 07, 2023
Drawn Amount	$ 25,350,000
Term Loans	$ 14,259,375	16,371,875
Term Loan 7 [Member]
Debt Instrument [Line Items]
Maturity Date	Dec. 11, 2022
Drawn Amount	$ 22,275,000
Term Loans	$ 14,010,000	16,765,000
Term Loan 8 [Member]
Debt Instrument [Line Items]
Maturity Date	Dec. 31, 2025
Drawn Amount	$ 65,650,000
Term Loans	$ 52,842,620	56,945,940
Term Loan 9 [Member]
Debt Instrument [Line Items]
Maturity Date	Apr. 17, 2026
Drawn Amount	$ 70,787,500
Term Loans	$ 57,512,495	62,568,747
Term Loan 11 [Member]
Debt Instrument [Line Items]
Maturity Date	Jun. 19, 2026
Drawn Amount	$ 11,505,000
Term Loans	$ 11,121,500	0
Term Loan 12 [Member]
Debt Instrument [Line Items]
Maturity Date	Oct. 07, 2026
Drawn Amount	$ 15,600,000
Term Loans	$ 15,600,000	$ 0